Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal									$ 6,653	$ 3,865	$ 1,431
State and local									2,235	2,331	(790)
Foreign									(6)	1	0
Total current income tax provision (benefit)									8,882	6,197	641
Deferred federal									(6,346)	15,588	(16,828)
Deferred state and local									206	1,000	(2,725)
Deferred Foreign Income Tax Expense (Benefit)									175	(4)	0
Total deferred income tax provision (benefit)									(5,965)	16,584	(19,553)
Provision (benefit) for income taxes	$ 5,602	$ (3,677)	$ 3,385	$ (2,393)	$ 11,077	$ 8,695	$ 4,219	$ (1,210)	$ 2,917	$ 22,781	$ (18,912)